Insurance Contracts - Summary of Interest rate Sensitivities (Details) - Interest rate - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net asset effect
Various Types of Insurance [Line Items]
1% increase	₩ 2,836,959	₩ 2,157,498
1% decrease	(3,437,884)	(2,675,738)
Insurance contracts issued [member]
Various Types of Insurance [Line Items]
1% increase	2,883,974	2,190,531
1% decrease	(3,493,031)	(2,714,587)
Reinsurance contracts held [member]
Various Types of Insurance [Line Items]
1% increase	(47,015)	(33,033)
1% decrease	₩ 55,147	₩ 38,849